Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities
Deferred tax liabilities before offsetting	€ 9,583	€ 7,956
Deferred tax assets available for offset	(4,663)	(3,684)
Deferred tax liabilities	4,920	4,272
Deferred tax assets before offsetting (net of accumulated write-down provisions)	9,023	7,615
Deferred tax liabilities available for offset	(4,663)	(3,684)
Deferred tax assets	€ 4,360	€ 3,931